Loans Payable, Shareholders (Details Textual) (USD $)	1 Months Ended	6 Months Ended				12 Months Ended
	Apr. 30, 2011	Jun. 30, 2012	Apr. 18, 2011	Mar. 31, 2010	Feb. 02, 2010	Dec. 31, 2010 Messrs.Lam and Vong [Member]	Jun. 30, 2012 Messrs.Lam and Vong [Member]	Dec. 31, 2011 Messrs.Lam and Vong [Member]	Apr. 18, 2011 Messrs.Lam and Vong [Member]
Agreement Initiation Date						Feb. 02, 2010
Loans Payable			$ 60,000,000	$ 45,000,000	$ 19,300,000				$ 30,000,000
Funding Advance Amount							64,561,746	62,641,619
Debt Instrument, Maturity Date	Apr. 18, 2014
Convertible Debt Value Per Share		20
Convertible Debt		$ 3,000,000
Common Stock Closing Prices Description		Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares